General (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Consumer Price Index [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	[1]	117.6	113.7
Rates of change	[1]	3.40%	3.30%
EUR [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		1.041	1.006
Rates of change		3.50%	(5.60%)
NIS [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0.274	0.249
Rates of change		10.00%	(12.30%)
HUF [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0.0025	0.0029
Rates of change		(13.80%)	(7.40%)

[1]	Base: 2012 average = 100.